Corporate and group information	12 Months Ended
Dec. 31, 2025
Corporate And Group Information
Corporate and group information

1. Corporate and group information

J-Star Holding Co., Ltd. (the “Company”) was incorporated in the Cayman Islands in May 2016. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in manufacturing and trading business of bicycles, sports accessories and carbon fiber composite products, as well as the provision of professional consultation services.

Initial Public Offering

On July 31, 2025, the Company announced the closing of its initial public offering (“IPO”) of 1,250,000 ordinary shares, $0.5 par value per ordinary share at an offering price of $4.00 per share for a total of $5,000,000 in gross proceeds and on August 7, 2025, the underwriters exercise their option and the Company further issued 187,500 ordinary shares, US$0.5 par value per ordinary share at an offering price of $4.00 per share for a total of $750,000 in gross proceeds. The Company raised total net proceeds of approximately $4.89 million, which was reflected in the statement of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses upon the completion of listing. During the process of IPO, the Company incurred an aggregate of approximately $3.6 million for underwriting discounts and commissions and total offering expenses, among which approximately $1.6 million offering expenses were paid as of December 31, 2024 and approximately $2.0 million underwriting discounts and commissions and additional offering expenses were incurred and paid up to the date of closing of IPO. At the date of closing of IPO, the underwriting discounts and commissions and total offering expenses of approximately $3.6 million were offset against the gross offering proceeds of $5.75 million resulted in net amount of approximately $2.1 million which was recognized in additional paid-in capital.

The ordinary share of the Company began trading on the Nasdaq Capital Market afterwards under the ticker symbol “YMAT” from July 31, 2025.

Going Concern

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2025, the Company had a working capital deficit of $7,293,503 and net liabilities of $6,777,635, and the Company incurred cash outflow from operations of $3,159,037 and loss-making of $20,173,616 for the year ended December 31, 2025. Overall, the Company evaluates the adverse factors including the historical adverse financial performance and market expansion activities. Such conditions in the aggregate indicated a substantial doubt regarding the Company’s ability to continue as a going concern.

The Company intends to meet the cash requirements for the next twelve months from the issuance date of consolidated financial statements through the following mitigation plans:

(1)	Cash is expected to be generated from operations for coming one year after the issuance date of the consolidated financial statements.
(2)	Continuing financial support from Ms. Yu-Ning Chiang who further advanced additional loans of approximately $1.4 million subsequent to year end up to March 31, 2026.
(3)	Make use of availability of credit facilities from the banks with an aggregate credit facilities of approximately $1.2 million available for the coming one year and an aggregate credit facilities of approximately $3.7 million available beyond one year to be drawn down from the issuance date of consolidated financial statements.
(4)	The Group makes continuous efforts to improve operating efficiency, standardize operations to reduce discretionary spending, enhance cost controls, and create synergy of allocated resources. However, there is no assurance that the measure can be achieved as planned.

Taking into consideration all these actions mentioned above, management concluded that the substantial doubt on the Company’s ability to continue as a going concern can be alleviated through the effective implementation of the mitigation plans. As a result, the management prepared the consolidated financial statements assuming the Company will continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.